IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of contractual obligations [line items]
Deposits	$ 461,015	$ 439,706
Personal [member]
Disclosure of contractual obligations [line items]
Deposits	163,879	159,327
Personal [member] | Canada [member]
Disclosure of contractual obligations [line items]
Deposits	153,200	149,500
Personal [member] | Other countries [member]
Disclosure of contractual obligations [line items]
Deposits	10,700	9,800
Business And Government Deposits And Secured Borrowings [member]
Disclosure of contractual obligations [line items]
Deposits	282,700	266,600
Business And Government Deposits And Secured Borrowings [member] | Canada [member]
Disclosure of contractual obligations [line items]
Deposits	211,900	192,700
Business And Government Deposits And Secured Borrowings [member] | Other countries [member]
Disclosure of contractual obligations [line items]
Deposits	70,800	73,900
Bank [member]
Disclosure of contractual obligations [line items]
Deposits	14,380	13,789
Bank [member] | Canada [member]
Disclosure of contractual obligations [line items]
Deposits	5,900	6,600
Bank [member] | Other countries [member]
Disclosure of contractual obligations [line items]
Deposits	$ 8,500	$ 7,200